Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 46,438,923	$ 45,860,162
Construction in progress (“CIP”)	107,652
Less: accumulated depreciation	(7,610,984)	(5,886,197)
Impairment of fixed assets	(1,477,948)
Property and equipment, net	37,457,643	39,973,965
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	40,531,954	40,814,582
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,601,174	3,659,035
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	970,650	979,549
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 335,145	$ 406,996